UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	             		Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   February 7, 2013


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $14926
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      488     5255 SH       SOLE                     5255
American Express               COM              025816109      331     5765 SH       SOLE                     5765
Amgen Inc.                     COM              031162100      409     4740 SH       SOLE                     4740
BHP Billiton Ltd.              COM              088606108      312     3975 SH       SOLE                     3975
Brown-Forman Cl. B             COM              115637209      296     4672 SH       SOLE                     4672
CBRE Group                     COM              12504L109      444    22320 SH       SOLE                    22320
CSX Corp.                      COM              126408103      276    13975 SH       SOLE                    13975
CVS Caremark Corp.             COM              126650100      558    11542 SH       SOLE                    11542
Caterpillar                    COM              149123101      380     4245 SH       SOLE                     4245
Cisco Systems Inc.             COM              17275R102      465    23655 SH       SOLE                    23655
Disney Walt Co.                COM              254687106      505    10150 SH       SOLE                    10150
Exxon Mobil Corp.              COM              30231G102      818     9453 SH       SOLE                     9453
General Electric               COM              369604103      499    23795 SH       SOLE                    23795
Hewlett-Packard Co.            COM              428236103      164    11510 SH       SOLE                    11510
Home Depot Inc.                COM              437076102      443     7160 SH       SOLE                     7160
Intel Corp.                    COM              458140100      381    18500 SH       SOLE                    18500
Johnson & Johnson              COM              478160104      555     7920 SH       SOLE                     7920
Kinder Morgan                  COM              49456B101      484    13710 SH       SOLE                    13710
Manitowoc Co.                  COM              563571108      304    19385 SH       SOLE                    19385
McDonalds Corp                 COM              580135101      459     5200 SH       SOLE                     5200
Met-Pro Corp.                  COM              590876306      138    14292 SH       SOLE                    14292
Microsoft Corp.                COM              594918104      379    14200 SH       SOLE                    14200
Oracle Corp.                   COM              68389X105      466    14000 SH       SOLE                    14000
PepsiCo Inc.                   COM              713448108      551     8047 SH       SOLE                     8047
Pfizer Inc.                    COM              717081103      522    20827 SH       SOLE                    20827
Phillips 66                    COM              718546104      525     9879 SH       SOLE                     9879
Procter & Gamble               COM              742718109      639     9405 SH       SOLE                     9405
QUALCOMM Inc.                  COM              747525103      548     8856 SH       SOLE                     8856
RGC Resources                  COM              74955L103      189    10245 SH       SOLE                    10245
Schlumberger Ltd.              COM              806857108      390     5621 SH       SOLE                     5621
United Technologies            COM              913017109      386     4710 SH       SOLE                     4710
Wells Fargo & Co.              COM              949746101      444    12981 SH       SOLE                    12981
Xstrata plc                    COM              98418K105       96    27760 SH       SOLE                    27760
iShr MSCI EAFE                 COM              464287465      347     6095 SH       SOLE                     6095
iShr MSCI Emerging Mkts        COM              464287234      371     8375 SH       SOLE                     8375
iShr MSCI Pacific Ex Japan     COM              464286665      364     7730 SH       SOLE                     7730